Condensed Consolidating Statement of Condition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets
Cash And Due From Banks	$ 423,211		$ 439,363		$ 535,282		$ 452,373
Money market investments	858,453		1,085,580
Trading Securities	339,743		314,525
Available For Sale Securities	5,294,800		5,084,201
Investment securities held-to-maturity, at amortized cost	140,496		142,817
Other investment securities, at lower of cost or realizable value	181,752		185,443
Loans held-for-sale, at lower of cost or fair value	110,426		354,468
Loans held-in-portfolio:
Loans held-in-portfolio	21,704,010		21,080,005
Covered Loans	2,984,427		3,755,972
Less- Unearned Income	92,144		96,813
Allowance for loan losses	640,555		730,607
Total loans held-in-portfolio, net	23,955,738		24,008,557
FDIC loss share asset	948,608		1,399,098		1,915,128		2,410,219
Premises and equipment, net	519,516		535,793
Interest Receivable	131,536		125,728
Servicing Asset At Fair Value Amount	161,099		154,430		151,323
Other Assets	1,687,558		1,569,578
Goodwill	647,757		647,757		648,350
Intangible Assets Net Excluding Goodwill	45,132		54,295
Total assets	35,749,333		36,507,535		37,348,432
Deposits Abstract
Noninterest Bearing Deposit Liabilities	5,922,682		5,794,629
Interest Bearing Deposit Liabilities	20,788,463		21,205,984
Total deposits	26,711,145		27,000,613
Securities Sold under Agreements to Repurchase	1,659,292		2,016,752
Other short-term borrowings	401,200		636,200
Notes Payable	1,584,754		1,777,721
Other liabilities	766,792		966,249
Liabilities	31,123,183		32,397,535
Stockholders Equity Abstract
Preferred stock	50,160		50,160
Common stock	1,034		1,032
Surplus	4,170,152		4,150,294
Accumulated deficit	594,430		11,826
Treasury stock	(881)		(444)
Accumulated other comprehensive (loss) income, net of tax	(188,745)		(102,868)	[1]	(42,548)	[1]
Total stockholders' equity	4,626,150		4,110,000		3,918,753		3,800,531
Liabilities And Stockholders Equity	35,749,333		36,507,535
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	135,501		266,844
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Covered Loans	2,984,427		3,755,972
Real Estate Acquired Through Foreclosure	168,007		139,058
Parent Company [Member]
Assets
Cash And Due From Banks	10,595		1,103		6,365		1,638
Money market investments	18,721		18,574
Trading Securities	1,353		1,259
Available For Sale Securities	204		42,383
Investment securities held-to-maturity, at amortized cost	0		185,000
Other investment securities, at lower of cost or realizable value	10,850	[2]	10,850	[2]
Investment in subsidiaries	4,856,566		4,285,957
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	521,092		286,080
Covered Loans	0		0
Less- Unearned Income	0		0
Allowance for loan losses	304		241
Total loans held-in-portfolio, net	520,788		285,839
FDIC loss share asset	0		0
Premises and equipment, net	2,135		2,495
Interest Receivable	64		1,675
Servicing Asset At Fair Value Amount	0		0
Other Assets	66,577		112,775
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	554		554
Total assets	5,488,407		4,948,464
Deposits Abstract
Noninterest Bearing Deposit Liabilities	0		0
Interest Bearing Deposit Liabilities	0		0
Total deposits	0		0
Securities Sold under Agreements to Repurchase	0		0
Other short-term borrowings	0		0
Notes Payable	822,351		790,282
Subordinated Debt	0		0
Other liabilities	39,906		48,182
Liabilities	862,257		838,464
Stockholders Equity Abstract
Preferred stock	50,160		50,160
Common stock	1,034		1,032
Surplus	4,161,625		4,141,767
Accumulated deficit	602,957		20,353
Treasury stock	(881)		(444)
Accumulated other comprehensive (loss) income, net of tax	(188,745)		(102,868)
Total stockholders' equity	4,626,150		4,110,000
Liabilities And Stockholders Equity	5,488,407		4,948,464
Parent Company [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	0		0
Parent Company [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	0		0
Non Guarantor Subsidiaries Member
Assets
Cash And Due From Banks	616		624		932		1,576
Money market investments	4,804		867
Trading Securities	0		0
Available For Sale Securities	0		0
Investment securities held-to-maturity, at amortized cost	0		0
Other investment securities, at lower of cost or realizable value	4,492		4,492
Investment in subsidiaries	1,670,809		1,653,636
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	0		0
Covered Loans	0		0
Less- Unearned Income	0		0
Allowance for loan losses	0		0
Total loans held-in-portfolio, net	0		0
FDIC loss share asset	0		0
Premises and equipment, net	0		115
Interest Receivable	114		112
Servicing Asset At Fair Value Amount	0		0
Other Assets	19,407		12,614
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	0		0
Total assets	1,700,242		1,672,460
Deposits Abstract
Noninterest Bearing Deposit Liabilities	0		0
Interest Bearing Deposit Liabilities	0		0
Total deposits	0		0
Securities Sold under Agreements to Repurchase	0		0
Other short-term borrowings	0		0
Notes Payable	149,663		385,609
Subordinated Debt	0		0
Other liabilities	39,245		42,120
Liabilities	188,908		427,729
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	2		2
Surplus	4,479,208		4,206,708
Accumulated deficit	(2,940,509)		(3,012,365)
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	(27,367)		50,386
Total stockholders' equity	1,511,334		1,244,731
Liabilities And Stockholders Equity	1,700,242		1,672,460
Non Guarantor Subsidiaries Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	0		0
Non Guarantor Subsidiaries Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	0		0
Other Subsidiaries [Member]
Assets
Cash And Due From Banks	422,967		439,552		534,796		451,723
Money market investments	839,732		1,067,006
Trading Securities	338,390		313,266
Available For Sale Securities	5,294,596		5,058,786
Investment securities held-to-maturity, at amortized cost	140,496		142,817
Other investment securities, at lower of cost or realizable value	166,410		170,101
Investment in subsidiaries	0		0
Loans held-for-sale, at lower of cost or fair value	110,426		354,468
Loans held-in-portfolio:
Loans held-in-portfolio	21,702,418		21,050,205
Covered Loans	2,984,427		3,755,972
Less- Unearned Income	92,144		96,813
Allowance for loan losses	640,251		730,366
Total loans held-in-portfolio, net	23,954,450		23,978,998
FDIC loss share asset	948,608		1,399,098
Premises and equipment, net	517,381		533,183
Interest Receivable	131,368		124,266
Servicing Asset At Fair Value Amount	161,099		154,430
Other Assets	1,642,760		1,457,852
Goodwill	647,757		647,757
Intangible Assets Net Excluding Goodwill	44,578		53,741
Total assets	35,664,526		36,301,223
Deposits Abstract
Noninterest Bearing Deposit Liabilities	5,933,649		5,796,992
Interest Bearing Deposit Liabilities	20,793,267		21,216,085
Total deposits	26,726,916		27,013,077
Securities Sold under Agreements to Repurchase	1,659,292		2,016,752
Other short-term borrowings	920,700		866,500
Notes Payable	612,740		601,830
Subordinated Debt	0		185,000
Other liabilities	728,899		923,138
Liabilities	30,648,547		31,606,297
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	56,079		55,628
Surplus	6,056,774		5,859,926
Accumulated deficit	(907,972)		(1,114,802)
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	(188,902)		(105,826)
Total stockholders' equity	5,015,979		4,694,926
Liabilities And Stockholders Equity	35,664,526		36,301,223
Other Subsidiaries [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	135,501		266,844
Other Subsidiaries [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	168,007		139,058
Consolidation Eliminations Member
Assets
Cash And Due From Banks	(10,967)		(1,916)		(6,811)		(2,564)
Money market investments	(4,804)		(867)
Trading Securities	0		0
Available For Sale Securities	0		(16,968)
Investment securities held-to-maturity, at amortized cost	0		(185,000)
Other investment securities, at lower of cost or realizable value	0		0
Investment in subsidiaries	(6,527,375)		(5,939,593)
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	(519,500)		(256,280)
Covered Loans	0		0
Less- Unearned Income	0		0
Allowance for loan losses	0		0
Total loans held-in-portfolio, net	(519,500)		(256,280)
FDIC loss share asset	0		0
Premises and equipment, net	0		0
Interest Receivable	(10)		(325)
Servicing Asset At Fair Value Amount	0		0
Other Assets	(41,186)		(13,663)
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	0		0
Total assets	(7,103,842)		(6,414,612)
Deposits Abstract
Noninterest Bearing Deposit Liabilities	(10,967)		(2,363)
Interest Bearing Deposit Liabilities	(4,804)		(10,101)
Total deposits	(15,771)		(12,464)
Securities Sold under Agreements to Repurchase	0		0
Other short-term borrowings	(519,500)		(230,300)
Notes Payable	0		0
Subordinated Debt	0		(185,000)
Other liabilities	(41,258)		(47,191)
Liabilities	(576,529)		(474,955)
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	(56,081)		(55,630)
Surplus	(10,527,455)		(10,058,107)
Accumulated deficit	3,839,954		4,118,640
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	216,269		55,440
Total stockholders' equity	(6,527,313)		(5,939,657)
Liabilities And Stockholders Equity	(7,103,842)		(6,414,612)
Consolidation Eliminations Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	0		0
Consolidation Eliminations Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	$ 0		$ 0

[1]	All amounts presented are net of tax.
[2]	Refer to Note 23 to the consolidated financial statements for information on the statutory trusts.